Commitments and Contingencies (Details) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2011 Office space, trailers and certain equipment	Dec. 31, 2010 Office space, trailers and certain equipment	Dec. 31, 2009 Office space, trailers and certain equipment	Sep. 30, 2012 Office space, trailers and certain equipment	Sep. 30, 2010 Kern River Gas Transmission Company Mountain Pass facility Gas, Transmission and Distribution Equipment decatherm
Remaining annual minimum payments under operating leases
Less Than 1 Year	$ 1,000,000			$ 1,417,000
1 - 3 Years				5,929,000
4 - 5 Years				1,110,000
More Than 5 Years				1,370,000
Total	3,000,000			9,826,000
Due in 2012	600,000
Due in 2013	500,000
Due in 2014	500,000
Due in 2016 and thereafter	400,000
Operating Leases, Rent Expense, Net	700,000	500,000	200,000
Operating Leases, Rent Expense, Minimum Annual Rentals					5,200,000
Operating Leases, Rent Expense, Minimum Monthly Rentals					$ 430,000
Operating Leases, Term					10 years
Transportation Maximum Daily Quantity of Natural Gas					24,270